United of Omaha Separate Account C

Financial Statements as of December 31, 2020, and for each

of the Periods Presented in the Years Ended December 31,

2020 and 2019, and Report of Independent Registered

Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

United of Omaha Life Insurance Company

Omaha, NE

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 2 which comprise the United of Omaha Separate Account C (the Account ) as of December 31, 2020; the related statements of operations and changes in net assets for each of the two years in the period then ended, the financial highlights in Note 8 for each of the five years in the period then ended for each of the subaccounts, except for the subaccounts included in the table below; the financial highlights for the subaccounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2020, and the results of their operations and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual subaccounts comprising the United of Omaha Separate Account C	Financial Highlights
MFS- Income Series II SC	For the years ended December 31, 2020, 2019,2018, for period November 2, 2017 to December 31, 2017 and for the year ended December 31,2016.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account s management. Our responsibility is to express an opinion on the Account s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ( PCAOB ) and are required to be independent with respect to the Account in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the subaccounts internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

Omaha, Nebraska April 23, 2021 We have served as the Account s auditor since 1996.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENT OF NET ASSETS
DECEMBER 31, 2020

		Fair Value
	Cost	Contracts in Accumulation (Deferred) Period	Contracts in Payout (Annuitization) Period	Net Assets	Shares
NET ASSETS
Investments:

Alger:
American Growth	$ 4,089,866	$ 6,832,030	$ 25,923	$ 6,857,953	73,418
American Small Capitalization	2,615,908	4,554,428	34,135	4,588,563	102,469

Federated:
Government Money Fund II	642,751	640,258	2,493	642,751	642,751
Fund for U.S. Government Securities II	2,043,097	2,042,499	937	2,043,436	183,104

Fidelity:
VIP Asset Manager	28,121	31,967	-	31,967	1,876
VIP Asset Manager: Growth	2,964,223	4,014,695	6,626	4,021,321	182,787
VIP Contrafund	6,561,907	10,892,878	26,705	10,919,583	226,688
VIP Contrafund SVC CL 2	65,237	112,230	-	112,230	2,402
VIP Equity Income	4,207,430	4,548,251	20,306	4,568,557	191,153
VIP Equity Income SVC CL 2	28,926	32,143	-	32,143	1,387
VIP Growth	90,788	179,147	-	179,147	1,739
VIP Index 500	3,543,271	8,107,480	43,264	8,150,744	21,935
VIP Index 500 SVC CL 2	124,104	330,481	-	330,481	901
VIP Mid Cap SVC CL 2	232,596	272,688	-	272,688	7,313

MFS:
Core Equity Portfolio	2,629,832	3,091,558	44,723	3,136,281	112,492
Core Equity Portfolio SC	83,978	99,470	-	99,470	3,617
Emerging Growth Series	4,332,431	8,800,485	16,700	8,817,185	119,458
High Yield Series	1,251,520	1,185,540	9,041	1,194,581	210,314
High Yield Series SC	15,710	14,952	-	14,952	2,665
Research Series	2,993,363	4,222,120	2,667	4,224,787	128,530
Income Series II	1,140,756	1,202,074	-	1,202,074	114,374
Income Series II SC	3,291	3,524	-	3,524	338

Pioneer:
Equity Income VCT	545,993	423,259	-	423,259	26,805
Fund VCT	177,523	180,629	-	180,629	10,644
Mid Cap Value VCT	2,942,989	2,879,328	23,987	2,903,315	161,565
Mid Cap Value VCT II	206,904	209,674	-	209,674	11,819
Real Estate Shares VCT	2,072,809	1,238,346	-	1,238,346	162,300
Real Estate Shares VCT II	148,377	88,499	-	88,499	11,538

DWS:
Bond	19,423	19,117	-	19,117	3,176
Global Opportunities	1,039,090	991,789	-	991,789	87,075
Core Equity VIP	960,320	1,187,662	-	1,187,662	97,349
International	2,081,496	1,896,125	3,011	1,899,136	262,311
International B	21,713	18,331	-	18,331	2,525
Money Market	5,814	5,815	-	5,815	5,814
Small Cap Index VIP	366,665	476,791	-	476,791	27,418

T. Rowe Price
Equity Income	7,358,975	8,404,227	32,272	8,436,499	321,881
International Stock	4,179,985	5,015,066	30,303	5,045,369	295,396
Limited-Term Bond	2,125,776	2,155,954	1,200	2,157,154	431,431
New America Growth	4,140,519	6,160,933	45,423	6,206,356	156,489
Moderate Allocation	3,691,843	4,609,718	3,539	4,613,257	201,276
	.		0
Morgan Stanley
VIF Emerging Markets Equity	472,238	598,200	3,156	601,356	33,917
VIF Core Plus Fixed Income	2,579,027	2,778,209	26,197	2,804,406	239,284

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	Alger				Federated
			American
	American Growth		Small Capitalization		Government Money Fund II
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 9,838	$ -	$ 38,436	$ -	$ 1,429	$ 13,184
Expenses:
Mortality & expense risk	(57,602)	(48,050)	(37,495)	(33,679)	(7,107)	(8,314)
Administrative charges	(14,082)	(11,632)	(7,666)	(6,878)	(1,888)	(2,152)
Net investment income (expense)	(61,846)	(59,682)	(6,725)	(40,557)	(7,566)	2,718
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	469,961	93,339	222,826	79,845	-	-
Net realized gain distributions	879,566	91,845	257,868	175,885	-	-
Net realized gains (losses)	1,349,527	185,184	480,694	255,730	-	-
Change in unrealized appreciation (depreciation)
during the year	1,611,096	953,206	1,448,219	575,461	-	-
Increase (decrease) in net assets from
operations	2,898,777	1,078,708	1,922,188	790,634	(7,566)	2,718

Contract transactions:
Payments received from contract owners	153,711	15,232	38,808	4,828	17,108	9,272
Transfers between subaccounts
(including fixed account), net	(258,527)	13,204	(341,895)	(30,343)	11,181	11,413
Transfers for contract benefits and
terminations	(913,493)	(515,948)	(340,842)	(342,933)	(138,696)	(148,397)
Contract maintenance charges	(4,517)	(4,172)	(3,515)	(3,474)	(1,775)	(2,465)
Adjustments to net assets allocated
to contracts in payout year	-	15	-	78	-	298
Net increase (decrease) in net assets
from contract transactions	(1,022,826)	(491,669)	(647,444)	(371,844)	(112,182)	(129,879)
Total increase (decrease) in net assets	1,875,951	587,039	1,274,744	418,790	(119,748)	(127,161)
Net assets at beginning of year	4,982,002	4,394,963	3,313,819	2,895,029	762,499	889,660
Net assets at end of year	$ 6,857,953	$ 4,982,002	$ 4,588,563	$ 3,313,819	$ 642,751	$ 762,499

Accumulation units:
Purchases	1,380	645	541	1,148	66,283	47,903
Withdrawals	(15,574)	(9,853)	(12,637)	(9,895)	(157,766)	(153,693)
Net increase (decrease) in units outstanding	(14,194)	(9,208)	(12,096)	(8,747)	(91,483)	(105,790)
Units outstanding at beginning of year	93,324	102,532	75,382	84,129	643,399	749,189
Units outstanding at end of year	79,130	93,324	63,286	75,382	551,916	643,399

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	Federated (continued)		Fidelity

	Fund for U.S. Government Securities II		VIP Asset Manager		VIP Asset Manager: Growth
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 49,397	$ 53,236	$ 438	$ 488	$ 42,924	$ 56,842
Expenses:
Mortality & expense risk	(21,815)	(22,227)	(361)	(339)	(38,175)	(37,537)
Administrative charges	(4,523)	(4,595)	(43)	(40)	(7,743)	(7,619)
Net investment income (expense)	23,059	26,414	34	109	(2,994)	11,686
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(1,143)	(20,957)	21	(20)	124,096	50,985
Net realized gain distributions	-	-	379	1,110	53,035	202,213
Net realized gains (losses)	(1,143)	(20,957)	400	1,090	177,131	253,198
Change in unrealized appreciation (depreciation)
during the year	56,630	91,499	3,311	2,895	420,093	453,124
Increase (decrease) in net assets from
operations	78,546	96,956	3,745	4,094	594,230	718,008

Contract transactions:
Payments received from contract owners	41,423	27,250	-	-	36,411	24,902
Transfers between subaccounts
(including fixed account), net	73,081	3,390	-	-	(4,978)	3,110
Transfers for contract benefits and
terminations	(180,613)	(357,283)	(341)	(318)	(451,640)	(404,847)
Contract maintenance charges	(1,844)	(2,061)	(1)	(1)	(4,388)	(4,376)
Adjustments to net assets allocated
to contracts in payout year	-	1	-	-	-	72
Net increase (decrease) in net assets
from contract transactions	(67,953)	(328,703)	(342)	(319)	(424,595)	(381,139)
Total increase (decrease) in net assets	10,593	(231,747)	3,403	3,775	169,635	336,869
Net assets at beginning of year	2,032,843	2,264,590	28,564	24,789	3,851,686	3,514,817
Net assets at end of year	$ 2,043,436	$ 2,032,843	$ 31,967	$ 28,564	$ 4,021,321	$ 3,851,686

Accumulation units:
Purchases	6,987	2,670	-	-	2,196	1,235
Withdrawals	(10,082)	(18,615)	(10)	(9)	(12,050)	(11,924)
Net increase (decrease) in units outstanding	(3,095)	(15,945)	(10)	(9)	(9,854)	(10,689)
Units outstanding at beginning of year	100,640	116,585	808	817	99,611	110,300
Units outstanding at end of year	97,545	100,640	798	808	89,757	99,611

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	Fidelity (continued)

	VIP Contrafund		VIP Contrafund SVC CL 2		VIP Equity Income
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 25,445	$ 43,203	$ 77	$ 190	$ 75,248	$ 90,495
Expenses:
Mortality & expense risk	(104,973)	(94,889)	(1,254)	(1,110)	(42,231)	(47,375)
Administrative charges	(21,540)	(19,561)	(603)	(532)	(8,682)	(9,768)
Net investment income (expense)	(101,068)	(71,247)	(1,780)	(1,452)	24,335	33,352
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	670,504	141,005	2,742	2,112	(15,991)	(452)
Net realized gain distributions	54,400	1,051,497	524	10,064	194,930	314,785
Net realized gains (losses)	724,904	1,192,502	3,266	12,176	178,939	314,333
Change in unrealized appreciation (depreciation)
during the year	2,062,056	1,307,854	23,643	11,264	9,507	738,048
Increase (decrease) in net assets from
operations	2,685,892	2,429,109	25,129	21,988	212,781	1,085,733

Contract transactions:
Payments received from contract owners	85,792	6,293			54,170	12,140
Transfers between subaccounts
(including fixed account), net	(334,130)	(18,116)	(2,581)	(1,033)	(50,725)	(134,501)
Transfers for contract benefits and
terminations	(1,610,076)	(755,664)	(3,902)	(8,690)	(330,826)	(863,329)
Contract maintenance charges	(7,907)	(7,521)	(7)	(6)	(2,895)	(3,575)
Adjustments to net assets allocated
to contracts in payout year	-	581	-		-	14
Net increase (decrease) in net assets
from contract transactions	(1,866,321)	(774,427)	(6,490)	(9,729)	(330,276)	(989,251)
Total increase (decrease) in net assets	819,571	1,654,682	18,639	12,259	(117,495)	96,482
Net assets at beginning of year	10,100,012	8,445,330	93,591	81,332	4,686,052	4,589,570
Net assets at end of year	$ 10,919,583	$ 10,100,012	$ 112,230	$ 93,591	$ 4,568,557	$ 4,686,052

Accumulation units:
Purchases	807	239			1,922	259
Withdrawals	(19,486)	(10,459)	(175)	(339)	(8,849)	(22,190)
Net increase (decrease) in units outstanding	(18,679)	(10,220)	(175)	(339)	(6,927)	(21,931)
Units outstanding at beginning of year	114,522	124,742	2,829	3,168	92,800	114,731
Units outstanding at end of year	95,843	114,522	2,654	2,829	85,873	92,800

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	Fidelity (continued)
	VIP Equity Income SVC CL 2		VIP Growth		VIP Index 500
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 470	$ 551	$ 108	$ 314	$ 131,450	$ 152,065
Expenses:
Mortality & expense risk	(360)	(384)	(1,858)	(1,511)	(78,936)	(79,276)
Administrative charges	(151)	(161)	(222)	(180)	(17,053)	(17,334)
Net investment income (expense)	(41)	6	(1,972)	(1,377)	35,461	55,455
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(81)	79	3,140	1,988	745,960	490,822
Net realized gain distributions	1,359	2,031	13,740	7,238	26,364	117,010
Net realized gains (losses)	1,278	2,110	16,880	9,226	772,324	607,832
Change in unrealized appreciation (depreciation)
during the year	31	4,614	38,724	25,129	416,337	1,356,517
Increase (decrease) in net assets from
operations	1,268	6,730	53,632	32,978	1,224,122	2,019,804

Contract transactions:
Payments received from contract owners		-	-	-	10,421	87,597
Transfers between subaccounts
(including fixed account), net	530	(344)	-	-	(282,388)	(46,057)
Transfers for contract benefits and
terminations	(1,709)	(2,646)	(5,992)	(4,713)	(1,042,840)	(905,651)
Contract maintenance charges		-	(48)	(44)	(6,260)	(6,463)
Adjustments to net assets allocated
to contracts in payout year	-	-	-	-	-	444
Net increase (decrease) in net assets
from contract transactions	(1,179)	(2,990)	(6,040)	(4,757)	(1,321,067)	(870,130)
Total increase (decrease) in net assets	89	3,740	47,592	28,221	(96,945)	1,149,674
Net assets at beginning of year	32,054	28,314	131,555	103,334	8,247,689	7,098,015
Net assets at end of year	$ 32,143	$ 32,054	$ 179,147	$ 131,555	$ 8,150,744	$ 8,247,689

Accumulation units:
Purchases	29	-	-	-	638	2,063
Withdrawals	(89)	(156)	(68)	(68)	(28,853)	(25,264)
Net increase (decrease) in units outstanding	(60)	(156)	(68)	(68)	(28,215)	(23,201)
Units outstanding at beginning of year	1,511	1,667	1,684	1,752	184,104	207,305
Units outstanding at end of year	1,451	1,511	1,616	1,684	155,889	184,104

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	Fidelity (continued)				MFS

	VIP Index 500 SVC CL 2		VIP Mid Cap SVC CL 2		Core Equity Portfolio
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 4,550	$ 5,281	$ 959	$ 1,891	$ 19,927	$ 23,279
Expenses:
Mortality & expense risk	(3,713)	(4,169)	(2,331)	(2,810)	(28,282)	(30,438)
Administrative charges	(1,760)	(1,798)	(554)	(709)	(6,296)	(6,687)
Net investment income (expense)	(923)	(686)	(1,926)	(1,628)	(14,651)	(13,846)
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	16,358	55,056	(24,003)	(274)	15,103	40,276
Net realized gain distributions	983	5,016	-	30,006	137,682	379,904
Net realized gains (losses)	17,341	60,072	(24,003)	29,732	152,785	420,180
Change in unrealized appreciation (depreciation)
during the year	30,049	22,789	41,640	27,010	333,845	423,318
Increase (decrease) in net assets from
operations	46,467	82,175	15,711	55,114	471,979	829,652

Contract transactions:
Payments received from contract owners	387	412	4,446		27,935	12,346
Transfers between subaccounts
(including fixed account), net	(14,868)	(65,639)	(30,993)	6,454	(96,991)	(170,889)
Transfers for contract benefits and
terminations	(5,144)	(26,545)	(10,099)	(33,390)	(204,206)	(668,370)
Contract maintenance charges	(91)	(94)	(229)	(278)	(2,068)	(2,504)
Adjustments to net assets allocated
to contracts in payout year	-	-	-		-	342
Net increase (decrease) in net assets
from contract transactions	(19,716)	(91,866)	(36,875)	(27,214)	(275,330)	(829,075)
Total increase (decrease) in net assets	26,751	(9,691)	(21,164)	27,900	196,649	577
Net assets at beginning of year	303,730	313,421	293,852	265,952	2,939,632	2,939,055
Net assets at end of year	$ 330,481	$ 303,730	$ 272,688	$ 293,852	$ 3,136,281	$ 2,939,632

Accumulation units:
Purchases	209	20	133	149	1,907	326
Withdrawals	(959)	(3,810)	(1,373)	(750)	(7,182)	(19,737)
Net increase (decrease) in units outstanding	(750)	(3,790)	(1,240)	(601)	(5,275)	(19,411)
Units outstanding at beginning of year	12,242	16,032	6,043	6,644	62,414	81,825
Units outstanding at end of year	11,492	12,242	4,803	6,043	57,139	62,414

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019
	MFS (continued)

	Core Equity Portfolio SC		Emerging Growth Series		High Yield Series
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 438	$ 815	$	$ -	$ 64,885	$ 79,995
Expenses:
Mortality & expense risk	(1,147)	(1,626)	(83,025)	(74,172)	(11,947)	(14,184)
Administrative charges	(672)	(700)	(17,164)	(15,304)	(2,405)	(2,860)
Net investment income (expense)	(1,381)	(1,511)	(100,189)	(89,476)	50,533	62,951
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	781	(403)	713,057	287,429	(15,444)	(19,409)
Net realized gain distributions	4,504	19,361	527,640	642,972		-
Net realized gains (losses)	5,285	18,958	1,240,697	930,401	(15,444)	(19,409)
Change in unrealized appreciation (depreciation)
during the year	9,980	16,674	1,060,774	1,381,345	6,238	134,304
Increase (decrease) in net assets from
operations	13,884	34,121	2,201,282	2,222,270	41,327	177,846

Contract transactions:
Payments received from contract owners	327	352	78,143	6,768	828	1,595
Transfers between subaccounts
(including fixed account), net	(5,010)	(59,073)	(383,968)	(66,608)	11,145	7,469
Transfers for contract benefits and
terminations	(5,821)	(8,979)	(1,034,829)	(476,300)	(171,826)	(272,137)
Contract maintenance charges	(31)	(33)	(5,602)	(6,062)	(1,121)	(1,086)
Adjustments to net assets allocated
to contracts in payout year	-	-	-	35	-	413
Net increase (decrease) in net assets
from contract transactions	(10,535)	(67,733)	(1,346,256)	(542,167)	(160,974)	(263,746)
Total increase (decrease) in net assets	3,349	(33,612)	855,026	1,680,103	(119,647)	(85,900)
Net assets at beginning of year	96,121	129,733	7,962,159	6,282,056	1,314,228	1,400,128
Net assets at end of year	$ 99,470	$ 96,121	$ 8,817,185	$ 7,962,159	$ 1,194,581	$ 1,314,228

Accumulation units:
Purchases	17	17	781	1,225	1,677	453
Withdrawals	(530)	(3,195)	(16,243)	(8,809)	(7,000)	(9,387)
Net increase (decrease) in units outstanding	(513)	(3,178)	(15,462)	(7,584)	(5,323)	(8,934)
Units outstanding at beginning of year	4,655	7,833	104,509	112,093	42,757	51,691
Units outstanding at end of year	4,142	4,655	89,047	104,509	37,434	42,757

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MFS (continued)

	High Yield Series SC		Research Series		Income Series II
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 769	$ 824	$ 27,328	$ 30,589	$ 42,824	$ 41,399
Expenses:
Mortality & expense risk	(181)	(190)	(38,873)	(39,755)	(11,572)	(11,820)
Administrative charges	(47)	(47)	(8,102)	(8,255)	(2,443)	(2,498)
Net investment income (expense)	541	587	(19,647)	(17,421)	28,809	27,081
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(130)	(121)	108,689	139,886	3,057	(1,942)
Net realized gain distributions	-	-	150,643	399,139	-	-
Net realized gains (losses)	(130)	(121)	259,332	539,025	3,057	(1,942)
Change in unrealized appreciation (depreciation)
during the year	8	1,328	306,653	546,713	57,086	88,894
Increase (decrease) in net assets from
operations	419	1,794	546,338	1,068,317	88,952	114,033

Contract transactions:
Payments received from contract owners		-	65,651	15,144	10,156	15,049
Transfers between subaccounts
(including fixed account), net	359	159	(200,152)	(167,513)	26,735	8,781
Transfers for contract benefits and
terminations	(1,167)	(1,297)	(304,532)	(455,614)	(109,175)	(91,925)
Contract maintenance charges	(6)	(7)	(3,283)	(4,090)	(1,266)	(1,156)
Adjustments to net assets allocated
to contracts in payout year	-	-	-	16	-	-
Net increase (decrease) in net assets
from contract transactions	(814)	(1,145)	(442,316)	(612,057)	(73,550)	(69,251)
Total increase (decrease) in net assets	(395)	649	104,022	456,260	15,402	44,782
Net assets at beginning of year	15,347	14,698	4,120,765	3,664,505	1,186,672	1,141,890
Net assets at end of year	$ 14,952	$ 15,347	$ 4,224,787	$ 4,120,765	$ 1,202,074	$ 1,186,672

Accumulation units:
Purchases	18	10	1,488	354	2,784	1,488
Withdrawals	(56)	(64)	(9,358)	(12,454)	(5,881)	(4,529)
Net increase (decrease) in units outstanding	(38)	(54)	(7,870)	(12,100)	(3,097)	(3,041)
Units outstanding at beginning of year	722	776	73,196	85,296	49,755	52,796
Units outstanding at end of year	684	722	65,326	73,196	46,658	49,755

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	MFS (continued)		Pioneer

	Income Series II SC		Equity Income VCT		Fund VCT
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 118	$ 110	$ 9,426	$ 11,554	$ 806	$ 1,161
Expenses:
Mortality & expense risk	(44)	(42)	(4,008)	(4,854)	(1,747)	(1,695)
Administrative charges	(22)	(22)	(842)	(1,012)	(285)	(280)
Net investment income (expense)	52	46	4,576	5,688	(1,226)	(814)
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	16	(5)	(25,153)	(9,009)	(2,499)	(8,283)
Net realized gain distributions	-	-	15,428	200,133	13,778	24,008
Net realized gains (losses)	16	(5)	(9,725)	191,124	11,279	15,725
Change in unrealized appreciation (depreciation)
during the year	172	244	(5,225)	(95,954)	24,204	27,195
Increase (decrease) in net assets from
operations	240	285	(10,374)	100,858	34,257	42,106

Contract transactions:
Payments received from contract owners		-	3	25	2	38
Transfers between subaccounts
(including fixed account), net	(124)	(89)	5,387	50	(872)	(1,183)
Transfers for contract benefits and
terminations		-	(68,211)	(36,088)	(19,166)	(35,101)
Contract maintenance charges	(6)	(6)	(270)	(339)	(185)	(180)
Adjustments to net assets allocated
to contracts in payout year	-	-	-	-	-	-
Net increase (decrease) in net assets
from contract transactions	(130)	(95)	(63,091)	(36,352)	(20,221)	(36,426)
Total increase (decrease) in net assets	110	190	(73,465)	64,506	14,036	5,680
Net assets at beginning of year	3,414	3,224	496,724	432,218	166,593	160,913
Net assets at end of year	$ 3,524	$ 3,414	$ 423,259	$ 496,724	$ 180,629	$ 166,593

Accumulation units:
Purchases	4	2	188	23	5	292
Withdrawals	(10)	(8)	(2,224)	(1,178)	(776)	(1,980)
Net increase (decrease) in units outstanding	(6)	(6)	(2,036)	(1,155)	(771)	(1,688)
Units outstanding at beginning of year	186	192	15,160	16,315	6,718	8,406
Units outstanding at end of year	180	186	13,124	15,160	5,947	6,718

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	Pioneer (continued)

	Mid Cap Value VCT		Mid Cap Value VCT II		Real Estate Shares VCT
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 30,456	$ 37,545	$ 1,792	$ 2,684	$ 20,029	$ 29,902
Expenses:
Mortality & expense risk	(25,335)	(28,624)	(2,349)	(2,962)	(11,789)	(13,508)
Administrative charges	(5,268)	(5,974)	(1,241)	(1,342)	(2,412)	(2,780)
Net investment income (expense)	(147)	2,947	(1,798)	(1,620)	5,828	13,614
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(18,434)	(27,484)	(1,543)	(3,162)	(54,906)	(31,965)
Net realized gain distributions	81,151	177,704	6,095	16,002	293,989	380,875
Net realized gains (losses)	62,717	150,220	4,552	12,840	239,083	348,910
Change in unrealized appreciation (depreciation)
during the year	(24,756)	513,957	(883)	41,818	(355,620)	(58,204)
Increase (decrease) in net assets from
operations	37,814	667,124	1,871	53,038	(110,709)	304,320

Contract transactions:
Payments received from contract owners	14,032	12,221	327	353	9,233	1,455
Transfers between subaccounts
(including fixed account), net	118,243	46,026	6,407	(48,526)	54,196	(15,296)
Transfers for contract benefits and
terminations	(103,367)	(490,935)	(7,627)	(15,126)	(83,851)	(71,739)
Contract maintenance charges	(2,166)	(2,638)	(59)	(62)	(967)	(996)
Adjustments to net assets allocated
to contracts in payout year	-	327	-		-	-
Net increase (decrease) in net assets
from contract transactions	26,742	(434,999)	(952)	(63,361)	(21,389)	(86,576)
Total increase (decrease) in net assets	64,556	232,125	919	(10,323)	(132,098)	217,744
Net assets at beginning of year	2,838,759	2,606,634	208,755	219,078	1,370,444	1,152,700
Net assets at end of year	$ 2,903,315	$ 2,838,759	$ 209,674	$ 208,755	$ 1,238,346	$ 1,370,444

Accumulation units:
Purchases	3,244	1,182	628	232	1,211	89
Withdrawals	(2,437)	(11,203)	(584)	(2,619)	(1,503)	(1,617)
Net increase (decrease) in units outstanding	807	(10,021)	44	(2,387)	(292)	(1,528)
Units outstanding at beginning of year	60,108	70,129	8,184	10,571	23,064	24,592
Units outstanding at end of year	60,915	60,108	8,228	8,184	22,772	23,064

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	Pioneer (continued)		DWS

	Real Estate Shares VCT II		Bond		Global Opportunities
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 1,322	$ 1,855	$ 512	$ 543	$ 4,608	$ -
Expenses:
Mortality & expense risk	(1,078)	(1,200)	(234)	(222)	(8,140)	(8,654)
Administrative charges	(387)	(435)	(28)	(26)	(1,696)	(1,813)
Net investment income (expense)	(143)	220	250	295	(5,228)	(10,467)
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	(4,355)	(2,671)	(23)	(45)	(14,710)	(70,701)
Net realized gain distributions	21,492	26,988		-		47,459
Net realized gains (losses)	17,137	24,317	(23)	(45)	(14,710)	(23,242)
Change in unrealized appreciation (depreciation)
during the year	(26,069)	(3,529)	1,122	1,258	151,022	193,523
Increase (decrease) in net assets from
operations	(9,075)	21,008	1,349	1,508	131,084	159,814

Contract transactions:
Payments received from contract owners		-	-	-	691	1,791
Transfers between subaccounts
(including fixed account), net	3,041	683	-	-	11,283	(29,272)
Transfers for contract benefits and
terminations	(5,032)	(7,387)	(199)	(187)	(27,772)	(168,527)
Contract maintenance charges		-	(3)	(3)	(749)	(943)
Adjustments to net assets allocated
to contracts in payout year	-	-	-	-	-	-
Net increase (decrease) in net assets
from contract transactions	(1,991)	(6,704)	(202)	(190)	(16,547)	(196,951)
Total increase (decrease) in net assets	(11,066)	14,304	1,147	1,318	114,537	(37,137)
Net assets at beginning of year	99,565	85,261	17,970	16,652	877,252	914,389
Net assets at end of year	$ 88,499	$ 99,565	$ 19,117	$ 17,970	$ 991,789	$ 877,252

Accumulation units:
Purchases	93	33	-	-	455	508
Withdrawals	(144)	(215)	(9)	(9)	(919)	(6,070)
Net increase (decrease) in units outstanding	(51)	(182)	(9)	(9)	(464)	(5,562)
Units outstanding at beginning of year	2,327	2,509	846	855	22,149	27,711
Units outstanding at end of year	2,276	2,327	837	846	21,685	22,149

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	DWS (continued)

	Core Equity VIP		International		International B
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 11,111	$ 7,743	$ 61,013	$ 56,545	$ 544	$ 493
Expenses:
Mortality & expense risk	(10,571)	(10,358)	(17,931)	(18,983)	(210)	(225)
Administrative charges	(2,359)	(2,299)	(3,582)	(3,805)	(39)	(42)
Net investment income (expense)	(1,819)	(4,914)	39,500	33,757	295	226
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	3,685	5,962	(48,510)	(90,340)	(335)	(356)
Net realized gain distributions	47,348	111,013	-	-	-	-
Net realized gains (losses)	51,033	116,975	(48,510)	(90,340)	(335)	(356)
Change in unrealized appreciation (depreciation)
during the year	97,469	135,710	45,633	413,333	141	3,313
Increase (decrease) in net assets from
operations	146,683	247,771	36,623	356,750	101	3,183

Contract transactions:
Payments received from contract owners	3,838	11,391	27,321	17,003	-	-
Transfers between subaccounts
(including fixed account), net	6,109	(727)	129,233	37,639		-
Transfers for contract benefits and
terminations	(31,912)	(99,038)	(278,828)	(321,434)	(812)	(944)
Contract maintenance charges	(1,518)	(1,589)	(1,939)	(2,020)		-
Adjustments to net assets allocated
to contracts in payout year	-	40	-	58	-	-
Net increase (decrease) in net assets
from contract transactions	(23,483)	(89,923)	(124,213)	(268,754)	(812)	(944)
Total increase (decrease) in net assets	123,200	157,848	(87,590)	87,996	(711)	2,239
Net assets at beginning of year	1,064,462	906,614	1,986,726	1,898,730	19,042	16,803
Net assets at end of year	$ 1,187,662	$ 1,064,462	$ 1,899,136	$ 1,986,726	$ 18,331	$ 19,042

Accumulation units:
Purchases	638	304	9,517	5,598		-
Withdrawals	(1,438)	(3,335)	(15,690)	(21,874)	(81)	(93)
Net increase (decrease) in units outstanding	(800)	(3,031)	(6,173)	(16,276)	(81)	(93)
Units outstanding at beginning of year	33,414	36,445	108,085	124,361	1,705	1,798
Units outstanding at end of year	32,614	33,414	101,912	108,085	1,624	1,705

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	DWS (continued)				T. Rowe Price

	Money Market		Small Cap Index VIP		Equity Income
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 14	$ 107	$ 4,215	$ 4,156	$ 178,608	$ 205,620
Expenses:
Mortality & expense risk	(74)	(76)	(3,835)	(4,034)	(78,474)	(91,409)
Administrative charges	(8)	(9)	(901)	(948)	(16,832)	(19,445)
Net investment income (expense)	(68)	22	(521)	(826)	83,302	94,766
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares		-	(400)	2,840	19,432	191,885
Net realized gain distributions	-	-	39,002	34,218	182,224	544,398
Net realized gains (losses)		-	38,602	37,058	201,656	736,283
Change in unrealized appreciation (depreciation)
during the year		-	31,972	45,484	(374,979)	1,145,205
Increase (decrease) in net assets from
operations	(68)	22	70,053	81,716	(90,021)	1,976,254

Contract transactions:
Payments received from contract owners		-	-	-	149,786	18,738
Transfers between subaccounts
(including fixed account), net	3	2	5,040	947	85,731	(151,111)
Transfers for contract benefits and
terminations	(118)	(119)	(17,310)	(13,683)	(923,718)	(946,178)
Contract maintenance charges	(7)	(8)	(316)	(338)	(4,713)	(6,054)
Adjustments to net assets allocated
to contracts in payout year	-	-	-	-	-	468
Net increase (decrease) in net assets
from contract transactions	(122)	(125)	(12,586)	(13,074)	(692,914)	(1,084,137)
Total increase (decrease) in net assets	(190)	(103)	57,467	68,642	(782,935)	892,117
Net assets at beginning of year	6,005	6,108	419,324	350,682	9,219,434	8,327,317
Net assets at end of year	$ 5,815	$ 6,005	$ 476,791	$ 419,324	$ 8,436,499	$ 9,219,434

Accumulation units:
Purchases		-	198	30	7,443	911
Withdrawals	(99)	(100)	(686)	(508)	(19,971)	(22,201)
Net increase (decrease) in units outstanding	(99)	(100)	(488)	(478)	(12,528)	(21,290)
Units outstanding at beginning of year	4,739	4,839	13,665	14,143	161,828	183,118
Units outstanding at end of year	4,640	4,739	13,177	13,665	149,300	161,828

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	T. Rowe Price (continued)

	International Stock		Limited-Term Bond		New America Growth
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 26,332	$ 108,777	$ 41,671	$ 53,113	$ -	$ 19,013
Expenses:
Mortality & expense risk	(46,148)	(47,389)	(21,567)	(22,598)	(53,540)	(48,195)
Administrative charges	(10,168)	(10,413)	(5,050)	(5,415)	(10,837)	(9,744)
Net investment income (expense)	(29,984)	50,975	15,054	25,100	(64,377)	(38,926)
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	51,685	50,827	(889)	(8,162)	263,236	135,316
Net realized gain distributions	204,807	194,037	-	-	916,204	324,664
Net realized gains (losses)	256,492	244,864	(889)	(8,162)	1,179,440	459,980
Change in unrealized appreciation (depreciation)
during the year	364,892	784,709	56,717	49,351	786,809	923,822
Increase (decrease) in net assets from
operations	591,400	1,080,548	70,882	66,289	1,901,872	1,344,876

Contract transactions:
Payments received from contract owners	74,176	71,200	28,382	88,577	40,914	16,419
Transfers between subaccounts
(including fixed account), net	(76,583)	(33,823)	148,104	33,694	(295,662)	(142,830)
Transfers for contract benefits and
terminations	(424,822)	(572,899)	(196,280)	(360,612)	(497,685)	(332,425)
Contract maintenance charges	(3,548)	(4,003)	(2,156)	(2,400)	(2,981)	(3,032)
Adjustments to net assets allocated
to contracts in payout year	-	354	-	3	-	1,242
Net increase (decrease) in net assets
from contract transactions	(430,777)	(539,171)	(21,950)	(240,738)	(755,414)	(460,626)
Total increase (decrease) in net assets	160,623	541,377	48,932	(174,449)	1,146,458	884,250
Net assets at beginning of year	4,884,746	4,343,369	2,108,222	2,282,671	5,059,898	4,175,648
Net assets at end of year	$ 5,045,369	$ 4,884,746	$ 2,157,154	$ 2,108,222	$ 6,206,356	$ 5,059,898

Accumulation units:
Purchases	6,014	5,373	11,522	7,414	374	407
Withdrawals	(22,616)	(30,033)	(12,962)	(22,587)	(9,630)	(7,052)
Net increase (decrease) in units outstanding	(16,602)	(24,660)	(1,440)	(15,173)	(9,256)	(6,645)
Units outstanding at beginning of year	194,003	218,663	124,291	139,464	67,924	74,569
Units outstanding at end of year	177,401	194,003	122,851	124,291	58,668	67,924

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

	T. Rowe Price (continued)		Morgan Stanley

	Moderate Allocation		VIF Emerging Markets Equity		VIF Core Plus Fixed Income
	2020	2019	2020	2019	2020	2019
Income:
Dividends	$ 57,871	$ 82,174	$ 6,972	$ 5,939	$ 76,688	$ 125,044
Expenses:
Mortality & expense risk	(42,456)	(42,611)	(5,119)	(5,701)	(28,637)	(31,957)
Administrative charges	(8,871)	(8,887)	(1,218)	(1,308)	(7,887)	(8,582)
Net investment income (expense)	6,544	30,676	635	(1,070)	40,164	84,505
Realized gains (losses) on investments:
Net realized gains (losses) on sale of fund shares	55,984	52,933	3,028	20,557	19,773	30,625
Net realized gain distributions	146,582	110,170	8,460	38,267	28,034	-
Net realized gains (losses)	202,566	163,103	11,488	58,824	47,807	30,625
Change in unrealized appreciation (depreciation)
during the year	336,458	514,832	57,503	38,738	78,782	165,006
Increase (decrease) in net assets from
operations	545,568	708,611	69,626	96,492	166,753	280,136

Contract transactions:
Payments received from contract owners	36,385	34,275	5,028	838	45,614	9,839
Transfers between subaccounts
(including fixed account), net	(66,892)	(747)	(2)	2,118	32,399	(89,194)
Transfers for contract benefits and
terminations	(222,278)	(434,668)	(20,310)	(208,401)	(208,395)	(601,670)
Contract maintenance charges	(3,906)	(4,128)	(397)	(701)	(2,261)	(3,230)
Adjustments to net assets allocated
to contracts in payout year	-	26	-	54	-	207
Net increase (decrease) in net assets
from contract transactions	(256,691)	(405,242)	(15,681)	(206,092)	(132,643)	(684,048)
Total increase (decrease) in net assets	288,877	303,369	53,945	(109,600)	34,110	(403,912)
Net assets at beginning of year	4,324,380	4,021,011	547,411	657,011	2,770,296	3,174,208
Net assets at end of year	$ 4,613,257	$ 4,324,380	$ 601,356	$ 547,411	$ 2,804,406	$ 2,770,296

Accumulation units:
Purchases	1,334	687	800	772	7,981	2,783
Withdrawals	(6,238)	(9,233)	(1,364)	(9,121)	(14,460)	(37,599)
Net increase (decrease) in units outstanding	(4,904)	(8,546)	(564)	(8,349)	(6,479)	(34,816)
Units outstanding at beginning of year	87,074	95,620	20,185	28,534	139,096	173,912
Units outstanding at end of year	82,170	87,074	19,621	20,185	132,617	139,096

See notes to these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2020 AND 2019

1.	NATURE OF OPERATIONS

United of Omaha Separate Account C (the "Separate Account") was established by United of Omaha Life Insurance Company ("United") on December 1, 1993, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  The Separate Account is a funding vehicle for individual variable annuity contracts.  The assets of the Separate Account are owned by United, however, the net assets of the Separate Account are clearly identified and distinguished from United's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business United may conduct.

A contract owner of the Separate Account may allocate funds to the fixed income account, which is part of United's general account, in addition to those subaccounts detailed below. Interests in the fixed income account have not been registered under the Securities Act of 1933 and United has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such acts.

2.	SUBACCOUNTS

The Separate Account is divided into subaccounts for which accumulation units are separately maintained.  Each subaccount invests exclusively in shares of a corresponding mutual fund portfolio.  The available subaccounts with activity during 2020 or 2019 are:

Alger
Alger American Fund
Alger American LargeCap Growth Portfolio Class O ("American Growth")
Alger American SmallCap Growth Portfolio Class O ("American Small Capitalization")

Federated
Federated Insurance Series
Federated Hermes Government Money Fund II ("Government Money Fund II")
Federated Hermes Fund for U.S. Government Securities II ("Fund for U.S. Government Securities II")

Fidelity
Fidelity Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio Initial Class ("VIP Equity Income")
Fidelity VIP Equity-Income Portfolio Service Class 2 ("VIP Equity Income SVC CL 2")
Fidelity VIP Growth Portfolio Initial Class ("VIP Growth")
Fidelity VIP Mid Cap Portfolio Service Class 2 ("VIP Mid Cap SVC CL 2")

Fidelity Variable Insurance Products
Fidelity VIP Asset Manager Portfolio Initial Class ("VIP Asset Manager")
Fidelity VIP Asset Manager: Growth Portfolio Initial Class ("VIP Asset Manager: Growth")
Fidelity VIP Contrafund Portfolio Service Class ("VIP Contrafund")
Fidelity VIP Contrafund Portfolio Service Class 2 ("VIP Contrafund SVC CL 2")
Fidelity VIP Index 500 Portfolio Initial Class ("VIP Index 500")
Fidelity VIP Index 500 Portfolio Service Class 2 ("VIP Index 500 SVC CL 2")

MFS
MFS Variable Insurance Trust
MFS Core Equity Portfolio ("Core Equity Portfolio")
MFS Core Equity Portfolio ("Core Equity Portfolio SC")
MFS Growth Series Portfolio Initial Class ("Emerging Growth Series")
MFS High Yield Initial Class ("High Yield Series")
MFS High Yield Service Class ("High Yield Series SC")
MFS Research Series Portfolio Initial Class ("Research Series")
MFS VIT II Income Initial Class ("Income Series II")
MFS VIT II Income Service Class ("Income Series II SC")

Pioneer
Pioneer Variable Contracts Trust
Pioneer Equity Income VCT Portfolio Class II ("Equity Income VCT")
Pioneer Fund VCT Portfolio Class II ("Fund VCT")
Pioneer Mid Cap Value VCT Portfolio Class I ("Mid Cap Value VCT")
Pioneer Mid Cap Value VCT Portfolio Class II ("Mid Cap Value VCT II")
Pioneer Real Estate Shares VCT Portfolio Class I ("Real Estate Shares VCT")
Pioneer Real Estate Shares VCT Portfolio Class II ("Real Estate Shares VCT II")

DWS
DWS Variable Series I
DWS Bond VIP Class A ("Bond")
DWS Global Opportunities VIP Class B ("Global Opportunities")
DWS Core Equity VIP Class B ("Core Equity VIP")
DWS CROCI International VIP Class A ("International")
DWS CROCI International VIP Class B ("International B")
DWS Government Money Market VIP Class A ("Money Market")

DWS Investments VIT Funds
DWS Small Cap Index VIP Class A ("Small Cap Index VIP")

T. Rowe Price
T. Rowe Price Equity Series, Inc.
T. Rowe Price Equity Income Portfolio ("Equity Income")
T. Rowe Price New America Growth Portfolio ("New America Growth")
T. Rowe Price Moderate Allocation Portfolio ("Moderate Allocation")
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio ("International Stock")
T. Rowe Price Fixed Income Series, Inc.
T. Rowe Price Limited-Term Bond Portfolio ("Limited-Term Bond")

Morgan Stanley
Morgan Stanley Variable Insurance Funds
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I ("VIF Emerging Markets Equity")
Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I ("VIF Core Plus Fixed Income")

Effective September 1, 2020, "MFS Strategic Income II Service Class" was renamed "MFS VIT II Income Service Class".

Effective September 1, 2020, "MFS Strategic Income II Initial Class" was renamed "MFS VIT II Income Initial Class".

Effective April 27, 2020, "Federated Government Money Market Fund II Portfolio" was renamed "Federated Hermes Government Money Fund II".

Effective April 27, 2020, "Federated Fund for U.S. Govt Securities II Portfolio" was renamed "Federated Hermes Fund for U.S. Government Securities II".

Effective May 1, 2019, "T. Rowe Price Personal Strategy Balanced" was renamed "T. Rowe Price Moderate Allocation Portfolio".

The availability of some subaccounts is dependent upon the product under which each contract was written.

The following subaccounts are available but are not shown on the statements due to not having had any activity in 2020 or 2019:

Fidelity VIP Asset Manager: Growth Portfolio Service Class 2 ("VIP Asset Manager: Growth SVC CL 2")

Morgan Stanley VIF Core Plus Fixed Income Portfolio Class II ("UIF Core Plus Fixed Income II")

MFS Growth Series Portfolio Service Class ("Emerging Growth Series SC")

3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and disclosures of assets at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year.  Actual results could differ from those estimates.  The most significant estimates and assumptions include those used in investment valuation in the absence of quoted market prices.

The World Health Organization declared the spread of the COVID-19 virus as a pandemic on March 11, 2020. The pandemic and actions taken against it globally in response have disrupted business activities throughout the world through 2020 and will continue into 2021. As events and responses continue to rapidly evolve, it is not possible to reliably estimate the severity of these events on the Separate Account’s future financial statements. Management believes it has the ability to sustain its operations, maintain adequate liquidity and capital levels, and meet all obligations of policyholders as of the date these financial statements were issued.

Security Valuation and Related Investment Income - Investments are made in the portfolios of the Separate Account and are valued at the reported net asset values of such portfolios, which value their investment securities at fair value.  Transactions are recorded on a trade date basis.  Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.  Realized gains and losses on the sales of investments are determined based on the average cost of investments sold.

The investments of the Separate Account and United of Omaha Separate Account B are jointly held in accounts with the investment managers.

Contracts in Payout (Annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983 Individual Annuitant Mortality Table.  The assumed investment return is 4.0%.  The mortality risk is fully borne by United and may result in additional amounts being transferred into the subaccounts of the Separate Account by United to cover greater longevity of annuitants than expected.  Conversely, if amounts allocated exceed amounts required, transfers may be made to United.  These items are included in the adjustment to net assets allocated to contracts in payout year.

Federal Income Taxes - Net taxable income or loss of the subaccounts of the Separate Account are included in the federal taxable income of United, which is taxed as a life insurance company under the Internal Revenue Code ("IRC").  Under current provisions of the IRC, United does not expect to incur federal income taxes on the earnings of the subaccounts of the Separate Account to the extent that earnings are credited under the contracts. Based on this, no charge is being made currently to the subaccounts of the Separate Account for federal income taxes.  A charge may be made in future years for any federal income taxes that would be attributable to the contracts in the event of changes in the tax law.

United joins in filing a consolidated federal income tax return with Mutual of Omaha and subsidiaries and files consolidated and separate returns in certain states. Generally, the current and three preceding calendar years remain subject to examination. The Internal Revenue Service has initiated audits of Mutual of Omaha and its subsidiaries federal income tax returns for calendar years 2014 through 2018 related to losses incurred and carried back to earlier tax years. At this time, no material adjustments are expected as a result of the examination. As of December 31, 2020, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase or decrease within 12 months of the reporting date.

Fair Value Measurements - Current fair value guidance requires financial instruments measured at fair value to be categorized into a three-level classification.  The lowest level input that is significant to the fair value measurement of a financial instrument is used to categorize the instrument and reflects the judgment of management.  The valuation criteria is summarized as follows:

	Level 1 -	Inputs are unadjusted and represent quoted prices in active markets for identical assets at the measurement date.

	Level 2 -	Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset through correlation with market data at the measurement date.

	Level 3 -
Inputs reflect management's best estimate of what market participants would use in pricing the asset at the measurement date.  Financial assets presented at fair value and categorized as Level 3 are generally those that are valued using unobservable inputs.

Each subaccount invests in shares of mutual funds, which calculate a daily net asset value based on the value of the underlying securities in the portfolio.  As such, the investments held in the Separate Account were valued using Level 2 inputs as defined by the applicable fair value guidance.

Payments Received from Contract Owners - In the Statement of Operations and Changes in Net Assets, the line item "Payments received from contract owners"  includes both deposits received from policyholders and net gains and losses resulting from the timing of executed trades.

	Subsequent Events - Subsequent events have been evaluated through April 23, 2021, the date these financial statements were issued.

4.	ACCOUNT CHARGES

	Mortality & Expense Risk Charge:

United deducts a daily charge as compensation for the mortality and expense risks assumed by United.  The nominal annual rate is a percentage of the net asset value of each subaccount based on the following products:

	Series I		1.25%	Series V	1.00%
	Ultra-Access		1.40%	Ultra-Rewards	1.25%
	Ultra-Select		1.50%
	These charges are assessed through reduction of unit values. United guarantees that the mortality and expense charge will not increase above these levels.

	Administrative Charges:

United deducts a daily administrative expense charge from the net assets of the Separate Account.  The annual rate is a percentage of the net asset value of each subaccount based on the following products:

	Series I	0.15%
	Series V	0.20%
	Ultra-Rewards and Ultra-Select	0.15%	(0% for accumulation value of $100,000 or more)
	Ultra-Access	0.20%

The daily administrative expense charges for Ultra-Rewards and Ultra-Select products are reflected in the Statement of Operations and Changes in Net Assets within the "Mortality & expense risk" financial statement line item aggregated with the mortality and expense risk charges for those products.  For the remaining products, the daily administrative expense charges are broken out separately in the Statement of Operations and Changes in Net Assets within the "Administrative charges" financial statement line item.

	These charges are assessed through reduction of unit values. United guarantees that the administrative charge will not increase above these levels.

Enhanced Death Benefit - The Series V, Ultra-Rewards, and Ultra-Select variable annuity products include a feature which provides the contract owner an option to purchase an enhanced death benefit.  For Ultra-Rewards and Ultra-Select, a daily charge equivalent to an annual rate of 0.30% of the accumulation value is deducted from each contract with this feature.  For Series V, a daily charge equivalent to an annual rate of 0.35% of the accumulation value is deducted from each contract issued prior to May 1, 2003.  A daily charge equal to an annual rate of 0.30% of accumulation value is deducted from each contract issued after May 1, 2003.  These charges are assessed through a reduction of unit values.  Series V contracts issued prior to May 1, 1998 are assessed a daily charge of 0.35% of the accumulation value through a reduction of unit value for each contract with this feature.

Enhanced Credit Rider - Ultra-Rewards contract owners can elect the enhanced credit rider. A daily charge equivalent to an annual rate of 0.50% of the accumulation value is deducted from each contract for this charge for the first eight contract years.  These charges are assessed through the reduction of unit values.

Enhanced Earnings Death Benefit Charge - Ultra-Select and Ultra-Rewards contract owners can elect the enhanced earnings death benefit rider. A daily charge equivalent to an annual charge of 0.30% of the accumulation value is deducted from each contract for this charge.  These charges are assessed through the reduction of unit values.

Return Benefits Charge - Series V, Ultra-Select and Ultra-Access contract owners can elect the returns benefit rider. An annual charge is calculated and assessed on the contract anniversary.  The charge equivalent to an annual charge of 0.40% of the accumulation value is deducted from each contract for this charge.  These charges are assessed through the reduction of unit values.

	Contract Maintenance Charges:

Withdrawal Charge - United may deduct a withdrawal charge, expressed as a percentage of accumulation value (accumulated units times unit value) surrendered or withdrawn. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of the withdrawal requested plus the withdrawal charge is deducted from the accumulation value on the date the request is received as a redemption of units.

Transfer fees - A transfer fee of $10 ($20 for Ultra Select contract owners) may be imposed for any non-systematic transfer in excess of twelve per contract year.  The transfer fee is deducted from the amount transferred on the date of the transfer as a redemption of units.

Contract Fee - There is an annual contract fee of $30 for Series I, Series V and Ultra-Access and $40 for Ultra-Rewards and Ultra-Select that is deducted from the accumulated value on the last valuation date of each contract year or at complete surrender.  The annual contract fee is waived if the accumulated value is $50,000 or more on the last valuation date of the applicable contract year.  This charge is assessed through the redemption of units.  United guarantees the annual contract fee will not increase.

5.	PURCHASES AND SALES OF INVESTMENTS
The aggregate cost of daily net purchases and proceeds from daily net sales of investments for the year ended December 31, 2020, were as follows:

	Purchases	Sales
Alger
American Growth	$ 126,921	$ 1,221,431
American Small Capitalization	29,018	721,623

Federated
Government Money Fund II	80,381	201,558
Fund for U.S. Government Securities II	144,838	239,129

Fidelity
VIP Asset Manager	-	746
VIP Asset Manager: Growth	79,593	550,106
VIP Contrafund	84,545	2,077,379
VIP Contrafund SVC CL 2	-	8,347
VIP Equity Income	78,737	459,926
VIP Equity Income SVC CL 2	530	2,220
VIP Growth	-	8,120
VIP Index 500	21,786	1,438,842
VIP Index 500 SVC CL 2	3,919	29,108
VIP Mid Cap SVC CL 2	6,048	45,808

MFS
Core Equity Portfolio	57,556	367,464
Core Equity Portfolio SC	265	12,619
Emerging Growth Series	70,320	1,516,765
High Yield Series	48,903	224,229
High Yield Series SC	361	1,403
Research Series	74,065	563,356
Income Series II	66,377	153,942
Income Series II SC	70	266

Pioneer
Equity Income VCT	4,780	72,721
Fund VCT	98	22,351
Mid Cap Value VCT	113,967	117,828
Mid Cap Value VCT II	12,020	16,562
Real Estate Shares VCT	56,875	92,465
Real Estate Shares VCT II	3,072	6,528

DWS
Bond	-	464
Global Opportunities	14,130	40,513
Core Equity VIP	19,252	55,665
International	146,379	292,105
International B	-	1,061
Money Market	3	207
Small Cap Index VIP	5,864	23,186

T. Rowe Price
Equity Income	302,789	1,091,009
International Stock	124,310	611,403
Limited-Term Bond	195,390	243,957
New America Growth	34,204	853,995
Moderate Allocation	59,266	367,284

Morgan Stanley
VIF Emerging Markets Equity	18,364	40,382
VIF Core Plus Fixed Income	155,491	324,658

6.	ADMINISTRATION OF THE SEPARATE ACCOUNT

United has an administrative services agreement with Security Benefit Life Insurance Company ("Security Benefit") to perform administrative functions on behalf of United with respect to the contracts comprising the Separate Account.

7.	REINSURANCE ARRANGEMENTS

United has a reinsurance agreement to cede to Security Benefit, on a modified coinsurance basis, certain United rights, liabilities and obligations in the Separate Account. The ceding of this business does not discharge United from its primary legal liability to a contract owner.

8.	FINANCIAL HIGHLIGHTS
A summary of units, unit values, and net assets at December 31 and investment income ratio, expense ratio and total return for the years ended December 31 follows:

	At December 31					For the years ended December 31
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***

Alger
American Growth - 2020	79,130	$ 34.43	to	$103.09	$ 6,857,953	0.17%	1.20%	to	2.20%	65.02%	to	73.36%
American Growth - 2019	93,324	19.86	to	62.47	4,982,002	0.00%	1.20%	to	2.20%	24.59%	to	26.69%
American Growth - 2018	102,532	15.94	to	49.62	4,394,963	0.00%	1.20%	to	2.20%	0.30%	to	1.57%
American Growth - 2017	112,710	16.76	to	49.14	4,811,674	0.00%	1.20%	to	2.20%	26.02%	to	27.72%
American Growth - 2016	127,553	13.30	to	38.71	4,343,584	0.00%	1.20%	to	2.20%	-2.71%	to	-1.47%

American Small Capitalization - 2020	63,286	44.49	to	73.67	4,588,563	0.97%	1.20%	to	2.20%	41.32%	to	64.59%
American Small Capitalization - 2019	75,382	27.03	to	52.13	3,313,819	0.00%	1.20%	to	2.20%	26.49%	to	28.57%
American Small Capitalization - 2018	84,129	21.23	to	40.98	2,895,029	0.00%	1.20%	to	2.20%	-0.17%	to	0.83%
American Small Capitalization - 2017	92,767	21.26	to	34.84	3,175,054	0.00%	1.20%	to	2.20%	26.68%	to	27.95%
American Small Capitalization - 2016	99,874	16.77	to	27.39	2,686,986	0.00%	1.20%	to	2.20%	4.23%	to	5.59%

Federated
Government Money Fund II - 2020	551,916	0.84	to	1.24	642,751	0.20%	1.20%	to	2.20%	-0.80%	to	1.20%
Government Money Fund II - 2019	643,399	0.83	to	1.25	762,499	1.60%	1.20%	to	2.20%	-1.16%	to	1.65%
Government Money Fund II - 2018	749,189	0.83	to	1.24	889,660	1.26%	1.20%	to	2.20%	-1.12%	to	0.00%
Government Money Fund II - 2017	806,213	0.86	to	1.24	957,127	0.31%	1.20%	to	2.20%	-2.27%	to	-1.09%
Government Money Fund II - 2016	878,831	0.88	to	1.26	1,054,693	0.00%	1.20%	to	2.20%	-2.22%	to	-0.79%

Fund for U.S. Government Securities II - 2020	97,545	13.60	to	22.04	2,043,436	2.42%	1.20%	to	2.20%	3.96%	to	6.00%
Fund for U.S. Government Securities II - 2019	100,640	12.83	to	21.20	2,032,843	2.48%	1.20%	to	2.20%	3.55%	to	5.29%
Fund for U.S. Government Securities II - 2018	116,585	12.39	to	20.26	2,264,590	2.46%	1.20%	to	2.20%	-1.62%	to	-0.73%
Fund for U.S. Government Securities II - 2017	128,911	12.93	to	20.41	2,532,133	2.44%	1.20%	to	2.20%	-0.15%	to	0.69%
Fund for U.S. Government Securities II - 2016	141,300	12.95	to	20.27	2,771,302	2.59%	1.20%	to	2.20%	-0.46%	to	0.40%

Fidelity
VIP Asset Manager - 2020	798	40.06	to	40.06	31,967	1.45%	1.40%	to	1.40%	13.26%	to	13.26%
VIP Asset Manager - 2019	808	35.37	to	35.37	28,564	1.83%	1.40%	to	1.40%	16.58%	to	16.58%
VIP Asset Manager - 2018	817	30.34	to	30.34	24,789	1.76%	1.40%	to	1.40%	-6.67%	to	-6.67%
VIP Asset Manager - 2017	820	32.51	to	32.51	26,669	1.91%	1.40%	to	1.40%	12.53%	to	12.53%
VIP Asset Manager - 2016	820	28.89	to	28.89	23,704	1.49%	1.40%	to	1.40%	1.62%	to	1.62%

VIP Asset Manager: Growth - 2020	89,757	23.08	to	45.26	4,021,321	1.09%	1.20%	to	1.60%	15.46%	to	15.87%
VIP Asset Manager: Growth - 2019	99,611	19.99	to	39.06	3,851,686	1.54%	1.20%	to	1.60%	20.86%	to	22.08%
VIP Asset Manager: Growth - 2018	110,300	16.53	to	32.19	3,514,817	1.48%	1.20%	to	1.60%	-9.08%	to	-8.76%
VIP Asset Manager: Growth - 2017	118,376	18.18	to	35.28	4,125,204	1.25%	1.20%	to	1.60%	16.91%	to	17.33%
VIP Asset Manager: Growth - 2016	130,218	15.55	to	30.07	3,864,008	1.34%	1.20%	to	1.60%	0.84%	to	1.21%

VIP Contrafund - 2020	95,843	54.66	to	116.22	10,919,583	0.24%	1.20%	to	1.60%	28.55%	to	29.00%
VIP Contrafund - 2019	114,522	42.52	to	90.09	10,100,012	0.47%	1.20%	to	1.60%	29.49%	to	30.78%
VIP Contrafund - 2018	124,742	32.82	to	69.30	8,445,330	0.73%	1.20%	to	1.60%	-7.88%	to	-7.50%
VIP Contrafund - 2017	142,202	35.61	to	74.92	10,381,760	1.00%	1.20%	to	1.60%	19.93%	to	20.41%
VIP Contrafund - 2016	157,123	29.67	to	62.22	9,483,032	0.79%	1.20%	to	1.60%	6.29%	to	6.72%

VIP Contrafund SVC CL 2 - 2020	2,654	41.89	to	43.15	112,230	0.07%	1.25%	to	2.20%	9.16%	to	35.13%
VIP Contrafund SVC CL 2 - 2019	2,829	31.00	to	39.53	93,591	0.22%	1.25%	to	2.20%	28.42%	to	29.63%
VIP Contrafund SVC CL 2 - 2018	3,168	24.14	to	30.62	81,332	0.47%	1.25%	to	2.20%	-8.42%	to	-8.28%
VIP Contrafund SVC CL 2 - 2017	3,304	27.80	to	28.50	92,600	0.79%	1.25%	to	2.20%	19.31%	to	19.45%
VIP Contrafund SVC CL 2 - 2016	3,432	23.30	to	27.89	80,610	0.54%	1.25%	to	2.20%	5.67%	to	5.97%

VIP Equity Income - 2020	85,873	27.03	to	54.23	4,568,557	1.63%	1.20%	to	1.60%	5.05%	to	5.42%
VIP Equity Income - 2019	92,800	25.73	to	51.44	4,686,052	1.95%	1.20%	to	1.60%	25.41%	to	26.67%
VIP Equity Income - 2018	114,731	20.51	to	40.85	4,589,570	2.28%	1.20%	to	1.60%	-9.77%	to	-9.40%
VIP Equity Income - 2017	125,887	22.72	to	45.09	5,573,504	1.67%	1.20%	to	1.60%	11.07%	to	11.55%
VIP Equity Income - 2016	138,225	20.44	to	40.42	5,490,393	2.21%	1.20%	to	1.60%	16.15%	to	16.58%

VIP Equity Income SVC CL 2 -2020	1,451	21.65	to	23.89	32,143	1.46%	1.25%	to	2.20%	-18.66%	to	10.46%
VIP Equity Income SVC CL 2 -2019	1,511	19.60	to	29.37	32,054	1.83%	1.25%	to	2.20%	24.29%	to	25.47%
VIP Equity Income SVC CL 2 -2018	1,667	15.77	to	23.49	28,314	1.37%	1.25%	to	2.20%	-10.25%	to	-9.83%
VIP Equity Income SVC CL 2 -2017	4,488	18.53	to	20.14	83,852	1.52%	1.25%	to	2.20%	10.49%	to	11.09%
VIP Equity Income SVC CL 2 -2016	4,467	16.77	to	18.13	75,524	2.17%	1.25%	to	2.20%	15.50%	to	16.07%

VIP Growth - 2020	1,616	110.84	to	110.84	179,147	0.07%	1.40%	to	1.40%	41.88%	to	41.88%
VIP Growth - 2019	1,684	78.12	to	78.12	131,555	0.27%	1.40%	to	1.40%	32.43%	to	32.43%
VIP Growth - 2018	1,752	58.99	to	58.99	103,334	0.27%	1.40%	to	1.40%	-1.57%	to	-1.57%
VIP Growth - 2017	1,775	59.93	to	59.93	106,366	0.22%	1.40%	to	1.40%	33.24%	to	33.24%
VIP Growth - 2016	1,776	44.98	to	44.98	79,858	0.04%	1.40%	to	1.40%	-0.60%	to	-0.60%

	At December 31					For the years ended December 31
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
Fidelity (cont'd)
VIP Index 500 - 2020	155,889	$ 35.23	to	$ 91.27	$ 8,150,744	1.60%	1.20%	to	1.60%	16.42%	to	16.58%
VIP Index 500 - 2019	184,104	30.26	to	78.29	8,247,689	1.98%	1.20%	to	1.60%	29.27%	to	30.57%
VIP Index 500 - 2018	207,305	23.40	to	60.45	7,098,015	1.93%	1.20%	to	1.60%	-6.04%	to	-5.07%
VIP Index 500 - 2017	227,181	24.89	to	64.19	8,226,761	1.79%	1.20%	to	1.60%	19.82%	to	20.95%
VIP Index 500 - 2016	250,248	20.77	to	53.49	7,537,175	1.43%	1.20%	to	1.60%	10.04%	to	11.21%

VIP Index 500 SVC CL 2 - 2020	11,492	26.81	to	31.38	330,481	1.43%	1.25%	to	2.20%	-14.77%	to	15.36%
VIP Index 500 SVC CL 2 - 2019	12,242	23.24	to	36.82	303,730	1.71%	1.25%	to	2.20%	28.19%	to	29.38%
VIP Index 500 SVC CL 2 - 2018	16,032	18.13	to	28.57	313,421	1.53%	1.25%	to	2.20%	-6.83%	to	-5.92%
VIP Index 500 SVC CL 2 - 2017	20,238	19.46	to	22.79	421,127	1.58%	1.25%	to	2.20%	18.73%	to	19.88%
VIP Index 500 SVC CL 2 - 2016	21,914	16.39	to	25.54	382,336	1.33%	1.25%	to	2.20%	9.19%	to	10.20%

VIP Mid Cap SVC CL 2 - 2020	4,803	50.53	to	57.24	272,688	0.34%	1.20%	to	2.20%	5.45%	to	20.83%
VIP Mid Cap SVC CL 2 - 2019	6,043	41.82	to	54.28	293,852	0.68%	1.20%	to	2.20%	20.48%	to	22.45%
VIP Mid Cap SVC CL 2 - 2018	6,644	34.71	to	44.33	265,952	0.44%	1.20%	to	2.20%	-16.39%	to	-15.80%
VIP Mid Cap SVC CL 2 - 2017	6,678	43.26	to	47.97	317,858	0.48%	1.20%	to	2.20%	18.26%	to	19.09%
VIP Mid Cap SVC CL 2 - 2016	6,981	36.58	to	40.28	279,199	0.31%	1.20%	to	2.20%	9.82%	to	10.60%

MFS
Core Equity Portfolio - 2020	57,139	35.84	to	57.55	3,136,281	0.66%	1.20%	to	1.60%	16.86%	to	17.28%
Core Equity Portfolio - 2019	62,414	30.67	to	49.07	2,939,632	0.79%	1.20%	to	1.60%	31.18%	to	32.37%
Core Equity Portfolio - 2018	81,825	23.38	to	37.29	2,939,055	0.71%	1.20%	to	1.60%	-5.34%	to	-4.41%
Core Equity Portfolio - 2017	90,996	24.70	to	39.25	3,436,912	0.95%	1.20%	to	1.60%	22.85%	to	24.07%
Core Equity Portfolio - 2016	103,256	20.10	to	31.82	3,170,881	0.72%	1.20%	to	1.60%	9.62%	to	10.70%

Core Equity Portfolio SC - 2020	4,142	23.01	to	26.93	99,470	0.45%	1.25%	to	2.20%	-31.32%	to	15.80%
Core Equity Portfolio SC - 2019	4,655	19.87	to	39.21	96,121	0.72%	1.25%	to	2.20%	29.95%	to	31.19%
Core Equity Portfolio SC - 2018	7,833	15.29	to	30.00	129,733	0.45%	1.25%	to	2.20%	-6.20%	to	-5.29%
Core Equity Portfolio SC - 2017	8,602	16.30	to	19.09	151,046	0.71%	1.25%	to	2.20%	21.82%	to	23.00%
Core Equity Portfolio SC - 2016	9,556	13.38	to	15.52	136,962	0.47%	1.25%	to	2.20%	8.60%	to	9.68%

Emerging Growth Series - 2020	89,047	48.73	to	101.84	8,817,185	0.00%	1.20%	to	1.60%	29.81%	to	30.28%
Emerging Growth Series - 2019	104,509	37.54	to	78.17	7,962,159	0.00%	1.20%	to	1.60%	35.96%	to	37.33%
Emerging Growth Series - 2018	112,093	27.60	to	57.27	6,282,056	0.10%	1.20%	to	1.60%	1.01%	to	1.43%
Emerging Growth Series - 2017	121,438	27.30	to	56.46	6,720,601	0.11%	1.20%	to	1.60%	29.31%	to	29.82%
Emerging Growth Series - 2016	130,458	21.10	to	43.49	5,544,512	0.04%	1.20%	to	1.60%	0.81%	to	1.21%

High Yield Series - 2020	37,434	21.95	to	32.01	1,194,581	5.17%	1.20%	to	1.60%	3.83%	to	3.93%
High Yield Series - 2019	42,757	21.12	to	30.83	1,314,228	5.89%	1.20%	to	1.60%	12.94%	to	14.13%
High Yield Series - 2018	51,691	18.70	to	27.18	1,400,128	5.78%	1.20%	to	1.60%	-4.59%	to	-4.23%
High Yield Series - 2017	56,239	19.60	to	28.38	1,580,259	6.41%	1.20%	to	1.60%	4.98%	to	5.38%
High Yield Series - 2016	60,992	18.67	to	26.93	1,625,070	6.65%	1.20%	to	1.60%	12.00%	to	12.49%

High Yield Series SC - 2020	684	20.59	to	22.72	14,952	5.08%	1.25%	to	2.20%	0.04%	to	8.83%
High Yield Series SC - 2019	722	18.92	to	22.71	15,347	5.49%	1.25%	to	2.20%	11.89%	to	13.01%
High Yield Series SC - 2018	776	16.91	to	20.18	14,698	5.56%	1.25%	to	2.20%	-5.06%	to	-4.61%
High Yield Series SC - 2017	805	18.78	to	20.41	16,013	6.08%	1.25%	to	2.20%	4.28%	to	4.83%
High Yield Series SC - 2016	734	18.01	to	19.47	14,020	6.51%	1.25%	to	2.20%	11.52%	to	12.03%

Research Series - 2020	65,326	33.22	to	66.47	4,224,787	0.65%	1.20%	to	1.60%	14.79%	to	15.18%
Research Series - 2019	73,196	28.94	to	57.71	4,120,765	0.79%	1.20%	to	1.60%	30.83%	to	32.16%
Research Series - 2018	85,296	22.11	to	43.93	3,664,505	0.74%	1.20%	to	1.60%	-5.83%	to	-5.53%
Research Series - 2017	93,578	23.48	to	46.50	4,253,880	1.37%	1.20%	to	1.60%	21.47%	to	21.89%
Research Series - 2016	102,662	19.33	to	38.15	3,835,765	0.77%	1.20%	to	1.60%	7.03%	to	7.43%

	At December 31					For the years ended December 31
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
MFS (cont'd)
Income Series II - 2020	46,658	$ 22.93	to	$ 25.87	$ 1,202,074	3.59%	1.20%	to	1.60%	1.53%	to	8.11%
Income Series II - 2019	49,755	21.21	to	25.48	1,186,672	3.56%	1.20%	to	1.60%	9.84%	to	10.93%
Income Series II - 2018	52,796	19.31	to	22.97	1,141,890	4.02%	1.20%	to	1.60%	-3.59%	to	-3.17%
Income Series II - 2017	56,630	20.03	to	22.43	1,263,704	4.69%	1.20%	to	1.60%	4.54%	to	4.96%
Income Series II - 2016	59,139	19.16	to	21.37	1,257,663	3.10%	1.20%	to	1.60%	6.55%	to	6.96%

Income Series II SC - 2020	180	19.62	to	19.62	3,524	3.40%	1.20%	to	1.60%	-5.17%	to	13.21%
Income Series II SC - 2019	186	17.33	to	20.69	3,414	0.00%	1.20%	to	1.60%	8.86%	to	9.88%
Income Series II SC - 2018	192	15.92	to	18.83	3,224	0.00%	1.20%	to	1.60%	-3.95%	to	-3.95%
Income Series II SC - 2017 - November 2, 2017 - December 31, 2017	187	17.48	to	17.48	3,270	0.00%	1.20%	to	1.60%	-0.11%	to	-0.11%
Income Series II SC - 2016	-	-	to	-	-	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

Pioneer
Equity Income VCT - 2020	13,124	27.78	to	32.44	423,259	2.05%	1.20%	to	2.20%	-11.17%	to	14.18%
Equity Income VCT - 2019	15,160	24.33	to	36.52	496,724	2.49%	1.20%	to	2.20%	22.51%	to	24.47%
Equity Income VCT - 2018	16,315	19.86	to	29.34	432,218	2.18%	1.20%	to	2.20%	-10.38%	to	-9.89%
Equity Income VCT - 2017	18,159	24.00	to	29.53	533,250	1.39%	1.20%	to	2.20%	13.21%	to	13.84%
Equity Income VCT - 2016	21,148	20.71	to	25.94	545,499	1.78%	1.20%	to	2.20%	17.27%	to	18.07%

Fund VCT - 2020	5,947	28.09	to	31.43	180,629	0.46%	1.20%	to	2.20%	-5.98%	to	27.45%
Fund VCT - 2019	6,718	22.04	to	33.43	166,593	0.71%	1.20%	to	2.20%	28.14%	to	30.22%
Fund VCT - 2018	8,406	17.20	to	25.94	160,913	0.86%	1.20%	to	2.20%	-3.25%	to	-2.93%
Fund VCT - 2017	8,178	18.44	to	20.45	161,223	0.89%	1.20%	to	2.20%	19.43%	to	19.91%
Fund VCT - 2016	9,793	15.44	to	17.07	160,882	0.92%	1.20%	to	2.20%	7.97%	to	8.34%

Mid Cap Value VCT - 2020	60,915	33.52	to	48.21	2,903,315	1.06%	1.20%	to	1.60%	0.57%	to	0.90%
Mid Cap Value VCT - 2019	60,108	33.33	to	47.78	2,838,759	1.38%	1.20%	to	1.60%	26.38%	to	27.68%
Mid Cap Value VCT - 2018	70,129	26.36	to	37.65	2,606,634	0.74%	1.20%	to	1.60%	-20.62%	to	-19.83%
Mid Cap Value VCT - 2017	76,293	33.19	to	47.24	3,563,923	0.84%	1.20%	to	1.60%	11.36%	to	12.48%
Mid Cap Value VCT - 2016	83,664	29.79	to	42.25	3,494,895	0.72%	1.20%	to	1.60%	14.70%	to	15.85%

Mid Cap Value VCT II - 2020	8,228	24.09	to	28.20	209,674	0.86%	1.25%	to	2.20%	-0.37%	to	-13.39%
Mid Cap Value VCT II - 2019	8,184	24.18	to	32.56	208,755	1.25%	1.25%	to	2.20%	25.28%	to	26.46%
Mid Cap Value VCT II - 2018	10,571	19.30	to	25.85	219,078	0.48%	1.25%	to	2.20%	-21.26%	to	-20.48%
Mid Cap Value VCT II - 2017	10,458	24.51	to	28.71	274,146	0.60%	1.25%	to	2.20%	10.41%	to	11.45%
Mid Cap Value VCT II - 2016	11,257	22.20	to	25.76	266,360	0.46%	1.25%	to	2.20%	13.67%	to	14.74%

Real Estate Shares VCT - 2020	22,772	42.31	to	54.63	1,238,346	1.54%	1.20%	to	1.60%	-8.78%	to	-12.24%
Real Estate Shares VCT - 2019	23,064	46.38	to	62.25	1,370,444	2.37%	1.20%	to	1.60%	26.11%	to	27.40%
Real Estate Shares VCT - 2018	24,592	36.76	to	48.86	1,152,700	2.71%	1.20%	to	1.60%	-8.73%	to	-8.34%
Real Estate Shares VCT - 2017	26,399	40.25	to	51.42	1,349,371	2.48%	1.20%	to	1.60%	1.86%	to	2.27%
Real Estate Shares VCT - 2016	29,607	39.50	to	50.28	1,475,974	3.56%	1.20%	to	1.60%	4.37%	to	4.77%

Real Estate Shares VCT II - 2020	2,276	36.32	to	41.27	88,499	1.41%	1.25%	to	2.20%	-6.92%	to	-11.42%
Real Estate Shares VCT II - 2019	2,327	39.02	to	46.59	99,565	2.01%	1.25%	to	2.20%	25.10%	to	26.29%
Real Estate Shares VCT II - 2018	2,509	31.19	to	36.89	85,261	2.14%	1.25%	to	2.20%	-9.44%	to	-8.83%
Real Estate Shares VCT II - 2017	4,078	35.37	to	39.41	150,789	2.29%	1.25%	to	2.20%	1.20%	to	1.86%
Real Estate Shares VCT II - 2016	4,158	34.95	to	38.69	151,579	3.26%	1.25%	to	2.20%	3.68%	to	4.34%

DWS
Bond - 2020	837	22.84	to	22.84	19,117	2.76%	1.40%	to	1.40%	7.53%	to	7.53%
Bond - 2019	846	21.24	to	21.24	17,970	3.14%	1.40%	to	1.40%	9.09%	to	9.09%
Bond - 2018	855	19.47	to	19.47	16,652	4.44%	1.40%	to	1.40%	-4.04%	to	-4.04%
Bond - 2017	858	20.29	to	20.29	17,414	2.42%	1.40%	to	1.40%	4.37%	to	4.37%
Bond - 2016	859	19.44	to	19.44	16,690	5.18%	1.40%	to	1.40%	4.46%	to	4.46%

Global Opportunities - 2020	21,685	23.55	to	47.17	991,789	0.49%	1.20%	to	2.20%	15.53%	to	18.40%
Global Opportunities - 2019	22,149	19.89	to	40.83	877,252	0.00%	1.20%	to	2.20%	18.46%	to	20.35%
Global Opportunities - 2018	27,711	16.79	to	34.13	914,389	0.00%	1.20%	to	2.20%	-22.27%	to	-21.68%
Global Opportunities - 2017	28,314	22.23	to	43.58	1,197,521	0.00%	1.20%	to	2.20%	17.37%	to	18.17%
Global Opportunities - 2016	29,384	18.94	to	36.88	1,051,904	0.13%	1.20%	to	2.20%	-0.58%	to	0.11%

Core Equity VIP - 2020	32,614	25.76	to	38.17	1,187,662	0.99%	1.20%	to	2.20%	11.02%	to	13.88%
Core Equity VIP - 2019	33,414	22.62	to	34.38	1,064,462	0.79%	1.20%	to	2.20%	27.08%	to	29.13%
Core Equity VIP - 2018	36,445	17.69	to	26.91	906,614	1.55%	1.20%	to	2.20%	-7.69%	to	-7.17%
Core Equity VIP - 2017	38,803	19.12	to	28.03	1,040,954	0.88%	1.20%	to	2.20%	18.59%	to	19.23%
Core Equity VIP - 2016	41,240	16.09	to	23.51	929,851	1.14%	1.20%	to	2.20%	8.14%	to	8.94%

International - 2020	101,912	11.34	to	18.71	1,899,136	3.14%	1.20%	to	1.60%	0.98%	to	1.35%
International - 2019	108,085	11.23	to	18.46	1,986,726	2.91%	1.20%	to	1.60%	19.79%	to	21.10%
International - 2018	124,361	9.37	to	15.34	1,898,730	1.07%	1.20%	to	1.60%	-15.72%	to	-15.44%
International - 2017	124,253	11.11	to	18.14	2,239,882	7.17%	1.20%	to	1.60%	19.98%	to	20.53%
International - 2016	134,110	9.26	to	15.05	2,006,954	10.10%	1.20%	to	1.60%	-0.93%	to	-0.46%

	At December 31					For the years ended December 31
	Units	Unit Value lowest to highest			Net Assets	Investment Income Ratio*	Expense Ratio lowest to highest**			Total Return lowest to highest***
DWS (cont'd)
International B - 2020	1,624	$ 10.71	to	$ 11.82	$ 18,331	2.91%	1.25%	to	2.20%	-27.66%	to	9.51%
International B - 2019	1,705	9.78	to	16.34	19,042	2.75%	1.25%	to	2.20%	18.55%	to	19.69%
International B - 2018	1,798	8.25	to	13.71	16,803	0.83%	1.25%	to	2.20%	-16.07%	to	-15.66%
International B - 2017	1,895	10.64	to	11.56	21,022	6.91%	1.25%	to	2.20%	19.69%	to	20.29%
International B - 2016	1,977	8.89	to	9.61	18,276	9.78%	1.25%	to	2.20%	-1.33%	to	-0.83%

Money Market - 2020	4,640	1.25	to	1.25	5,815	0.24%	1.40%	to	1.40%	-1.57%	to	-1.57%
Money Market - 2019	4,739	1.27	to	1.27	6,005	1.77%	1.40%	to	1.40%	0.79%	to	0.79%
Money Market - 2018	4,839	1.26	to	1.26	6,108	1.39%	1.40%	to	1.40%	0.00%	to	0.00%
Money Market - 2017	4,876	1.26	to	1.26	6,161	0.42%	1.40%	to	1.40%	-1.56%	to	-1.56%
Money Market - 2016	4,884	1.28	to	1.28	6,232	0.05%	1.40%	to	1.40%	-0.78%	to	-0.78%

Small Cap Index VIP - 2020	13,177	32.79	to	36.53	476,791	0.94%	1.20%	to	2.20%	-11.16%	to	23.92%
Small Cap Index VIP - 2019	13,665	26.46	to	41.12	419,324	1.08%	1.20%	to	2.20%	22.50%	to	24.47%
Small Cap Index VIP - 2018	14,143	21.60	to	33.39	350,682	1.05%	1.20%	to	2.20%	-12.92%	to	-12.30%
Small Cap Index VIP - 2017	17,640	26.16	to	28.53	496,331	0.95%	1.20%	to	2.20%	12.18%	to	12.95%
Small Cap Index VIP - 2016	18,576	23.32	to	34.01	463,420	1.03%	1.20%	to	2.20%	18.74%	to	19.60%

T. Rowe Price
Equity Income - 2020	149,300	22.54	to	68.38	8,436,499	2.02%	1.20%	to	2.20%	-0.23%	to	-1.05%
Equity Income - 2019	161,828	22.78	to	68.54	9,219,434	2.34%	1.20%	to	2.20%	23.67%	to	25.63%
Equity Income - 2018	183,118	18.42	to	54.99	8,327,317	2.07%	1.20%	to	2.20%	-11.53%	to	-10.05%
Equity Income - 2017	203,413	20.82	to	61.63	10,351,239	1.71%	1.20%	to	2.20%	13.52%	to	15.33%
Equity Income - 2016	225,574	18.34	to	53.87	10,032,349	2.26%	1.20%	to	2.20%	16.52%	to	18.43%

International Stock - 2020	177,401	18.64	to	29.22	5,045,369	0.53%	1.20%	to	2.20%	11.31%	to	11.95%
International Stock - 2019	194,003	16.65	to	26.25	4,884,746	2.36%	1.20%	to	2.20%	25.00%	to	27.01%
International Stock - 2018	218,663	13.32	to	20.89	4,343,369	1.38%	1.20%	to	2.20%	-16.12%	to	-14.74%
International Stock - 2017	230,394	15.88	to	24.15	5,398,142	1.12%	1.20%	to	2.20%	25.14%	to	27.11%
International Stock - 2016	251,994	12.69	to	19.11	4,678,548	1.05%	1.20%	to	2.20%	-0.16%	to	1.55%

Limited-Term Bond - 2020	122,851	11.34	to	18.35	2,157,154	1.95%	1.20%	to	2.20%	2.44%	to	3.26%
Limited-Term Bond - 2019	124,291	11.07	to	17.77	2,108,222	2.42%	1.20%	to	2.20%	2.03%	to	3.70%
Limited-Term Bond - 2018	139,464	10.85	to	17.27	2,282,671	1.99%	1.20%	to	2.20%	-1.00%	to	-0.06%
Limited-Term Bond - 2017	152,322	10.96	to	17.32	2,504,875	1.47%	1.20%	to	2.20%	-1.17%	to	-0.18%
Limited-Term Bond - 2016	159,618	11.09	to	17.38	2,628,625	1.35%	1.20%	to	2.20%	-0.81%	to	0.18%

New America Growth - 2020	58,668	47.92	to	120.14	6,206,356	0.00%	1.20%	to	2.20%	42.35%	to	51.60%
New America Growth - 2019	67,924	31.61	to	84.40	5,059,898	0.41%	1.20%	to	2.20%	31.98%	to	34.12%
New America Growth - 2018	74,569	23.95	to	63.44	4,175,648	0.16%	1.20%	to	2.20%	-0.46%	to	-0.07%
New America Growth - 2017	84,187	25.48	to	63.60	4,757,880	0.10%	1.20%	to	2.20%	32.27%	to	32.84%
New America Growth - 2016	90,901	19.25	to	47.98	3,888,097	0.04%	1.20%	to	2.20%	-0.33%	to	0.09%

Moderate Allocation - 2020	82,170	27.36	to	58.15	4,613,257	1.29%	1.20%	to	2.20%	13.15%	to	18.85%
Moderate Allocation - 2019	87,074	23.02	to	51.39	4,324,380	1.97%	1.20%	to	2.20%	17.15%	to	19.08%
Moderate Allocation - 2018	95,620	19.65	to	43.42	4,021,011	1.83%	1.20%	to	2.20%	-6.88%	to	-6.20%
Moderate Allocation - 2017	104,280	22.25	to	46.29	4,701,277	1.54%	1.20%	to	2.20%	15.23%	to	15.99%
Moderate Allocation - 2016	116,905	19.31	to	39.91	4,554,039	1.66%	1.20%	to	2.20%	4.43%	to	5.19%

Morgan Stanley
VIF Emerging Markets Equity - 2020	19,621	28.23	to	44.07	601,356	1.21%	1.20%	to	2.20%	12.65%	to	13.76%
VIF Emerging Markets Equity - 2019	20,185	25.06	to	38.74	547,411	0.99%	1.20%	to	2.20%	16.99%	to	18.87%
VIF Emerging Markets Equity - 2018	28,534	21.28	to	32.59	657,011	0.46%	1.20%	to	2.20%	-19.29%	to	-17.97%
VIF Emerging Markets Equity - 2017	32,611	26.19	to	39.73	921,218	0.79%	1.20%	to	2.20%	32.10%	to	34.27%
VIF Emerging Markets Equity - 2016	33,064	19.70	to	29.59	700,350	0.51%	1.20%	to	2.20%	4.40%	to	6.10%

VIF Core Plus Fixed Income - 2020	132,617	15.79	to	22.33	2,804,406	2.75%	1.20%	to	2.20%	-1.72%	to	5.48%
VIF Core Plus Fixed Income - 2019	139,096	14.97	to	22.72	2,770,296	4.21%	1.20%	to	2.20%	8.40%	to	10.24%
VIF Core Plus Fixed Income - 2018	173,912	13.81	to	20.61	3,174,208	2.58%	1.20%	to	2.20%	-2.81%	to	-1.85%
VIF Core Plus Fixed Income - 2017	190,279	14.21	to	19.50	3,552,888	3.23%	1.20%	to	2.20%	3.95%	to	4.95%
VIF Core Plus Fixed Income - 2016	198,445	13.67	to	18.58	3,539,692	1.89%	1.20%	to	2.20%	3.80%	to	4.85%

*These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the distribution of dividends by the underlying portfolio in which the subaccount invests.

**These ratios represent the annualized contract expenses of the Separate Account for each year indicated. The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

***These ratios represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the Separate Account.  The total return is calculated for each year indicated or from the effective date through the end of the reporting year or liquidation date.